Stock-based Compensation - Assumptions used in the determination of the fair value of share-based payment awards (Details)	12 Months Ended
Dec. 31, 2021
Stock-based Compensation
Expected term (in years)	6 years 3 months
Risk-free interest rate, minimum ( as a percent)	1.36%
Risk-free interest rate, maximum ( as a percent)	1.52%
Expected volatility, minimum (as a percent)	64.40%
Expected volatility, maximum (as a percent)	87.73%
Expected dividend yield (as a percent)	0.00%